Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-based Compensation	Stock-based Compensation
The Company grants various types of stock-based awards. Stock compensation awards granted are valued on the date of grant and are expensed over the required service period. The Company previously adopted the 2011 Equity Incentive Plan of Accel Entertainment, Inc., and the 2016 Equity Incentive Plan of Accel Entertainment, Inc.
In conjunction with the closing of the reverse recapitalization, the Accel Entertainment, Inc. Long Term Incentive Plan (the “LTIP”) was adopted. The LTIP provides for grants of a variety of awards to employees and non-employees for providing services to the Company, including, but not limited to: incentive stock options qualified as such under U.S. federal income tax laws, stock options that do not qualify as incentive stock options, stock appreciation rights, restricted stock awards, restricted stock units, cash incentive awards, and other stock-based awards. The Company has reserved, and in January 2020 registered, a total of 6,000,000 shares of Class A-1 common stock for issuance pursuant to the LTIP, subject to certain adjustments set forth therein. The term of any options to be granted are for a maximum of 10 years from the grant date. The exercise price of stock options shall not be less than 100% of the fair market value per share of common stock on the grant date.
Under the LTIP, the Company granted 1.2 million options to eligible officers and employees of the Company during the first quarter of 2020, which shall vest over a period of 5 years. No additional options were granted during the second quarter of 2020. During the six months ended June 30, 2020, the Company also issued 1.3 million restricted stock units (“RSUs”) to board of directors and certain employees, which shall vest over a period of 5 years for employees and a period of 6 months to 1 year for board of directors. The estimated grant date fair value of the options and RSUs granted during six months ended June 30, 2020 totaled $20.2 million.
Stock-based compensation expense, which pertains to the Company’s stock options and other equity awards, was $1.3 million and $2.4 million for the three and six months ended June 30, 2020, respectively. In comparison, stock-based compensation expense was $0.1 million and $0.3 million for the three and six months ended June 30, 2019, respectively. Stock-based compensation expense is included within general and administrative expenses in the condensed consolidated statements of operations.
Stock-based Compensation
The Company grants various types of stock-based awards including stock options. Stock compensation awards granted are valued on the date of grant and are expensed over the required service period.
Grant of Options
The Company previously adopted the 2011 Equity Incentive Plan of Accel Entertainment, Inc., and in 2016 the Company adopted the 2016 Equity Incentive Plan of Accel Entertainment, Inc., (collectively, “the Plans”). Under the Plans, the aggregate number of shares of common stock that may be issued or transferred pursuant to options or restricted stock awards under the Plans will not exceed ten percent of the outstanding shares of the Company. Options generally vest over a three to five-year period. The exercise price of stock options shall not be less than 100% of the fair market value per share of common stock on the grant date. The term of the options are a maximum of 10 years from the grant date.
The Company uses the Black-Scholes formula to estimate the fair value of its share-based payments. The volatility assumption used in the Black-Scholes formula is based on the volatility of comparable public companies. The Company determined the share price at grant date used in the Black-Scholes formula based on an internal valuation model.
The fair value assigned to each option is estimated on the date of grant using a Black-Scholes-based option valuation model. The expected term of each option granted represents the period of time that each option granted is expected to be outstanding. The risk-free rate for periods within the contractual life of the unit is based on U.S. Treasury yields in effect at the time of grant.
The following assumptions were used in the option valuation model for options granted during the years ended December 31,:

	2019 *	2018	2017
Expected approximate volatility	None	35%	35%
Expected dividends	None	None	None
Expected term (in years)	None	3-5	5
Risk-free rate	None	2.41% - 2.62%	1.81% - 2.18%
Stock price	None	$4 - $5	$3 - $4

_________________

*	there were no options granted in 2019
A summary of the options granted and the range in vesting periods based on specific provisions within the option agreements during the years ended December 31, are as follows:

	2019	2018	2017
Options granted	—	108,288	612,771
Vesting period (in years)	—	3 - 5	5

The following table sets forth of the activities of the Company’s vested stock options for the years ended December 31, 2019, 2018 and 2017, as restated to give effect for the reverse recapitalization discussed in Note 3.

Outstanding options	Shares	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price
Outstanding at January 1, 2017	4,512,952	$0.60	$1.75
Granted	612,771	1.27	3.72
Exercised	(867,024)	0.59	1.62
Forfeited/expired	(135,789)	0.96	2.73
Outstanding at December 31, 2017	4,122,910	0.69	2.03
Granted	108,288	1.73	5.10
Exercised	(284,642)	0.40	1.15
Forfeited/expired	(114,132)	1.03	2.96
Outstanding at December 31, 2018	3,832,424	0.73	2.16
Granted	—	—	—
Exercised	(2,590,274)	0.62	1.84
Forfeited/expired	(13,751)	0.77	2.33
Outstanding at December 31, 2019	1,228,399	0.96	2.91

A summary of the status of the activities of the Company’s nonvested stock options for the years ended December 31, 2019, 2018 and 2017, as restated to give effect for the reverse recapitalization discussed in Note 3.

Nonvested options	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2017	3,639,156	$0.60
Granted	612,771	1.27
Vested	(1,380,566)	0.60
Forfeited	(135,789)	0.96
Nonvested at December 31, 2017	2,735,572	0.73
Granted	108,288	1.73
Vested	(1,032,910)	0.62
Forfeited	(101,361)	1.07
Nonvested at December 31, 2018	1,709,589	0.82
Granted	—	—
Vested	(547,537)	0.85
Forfeited	(13,751)	0.77
Nonvested at December 31, 2019	1,148,301	0.95

Total stock compensation expense recognized during the years ended December 31, 2019, 2018 and 2017, was $2.2 million, $0.5 million and $0.8 million, respectively. As of December 31, 2019, and 2018, a total of 80,098 and 1,137,176 options with a weighted-average remaining contractual term of 1.9 and 3.2 years, respectively, granted to key employees were vested. The fair value of options that vested through 2019, 2018 and 2017 was $1.2 million, $0.6 million, and $0.8 million, respectively. As of December 31, 2019, and 2018, there was approximately $0.9 million and $0.9 million, respectively, of unrecognized compensation expense related to time-vesting awards, which is expected to be recognized through 2021. As of December 31, 2019, and 2018, the weighted-average exercise price of the non-vested awards was $2.86 and $2.52, respectively. As of December 31, 2019, and 2018, the weighted-average remaining contractual term of the vested awards was 1.9 and 3.2 years, respectively. As of December 31, 2019, and 2018, the weighted-average remaining contractual term of the outstanding awards was 2.7 and 2.8 years, respectively. The total intrinsic value of options that were exercised during the years ended December 31, 2019, 2018 and 2017 was approximately $20.7 million, $4.4 million and $1.7 million, respectively.
During the years ended December 31, 2019, 2018 and 2017, the Company recognized excess tax (expense) benefits from stock-based compensation of $(0.1) million, $1.0 million, and $0.1 million, respectively, within income tax expense in the consolidated statements of operations and within cash flows from operating activities on the consolidated statements of cash flows. Excess tax benefits reflect the total realized value of the Company’s tax deductions from individual stock option exercise transactions and the vesting of restricted stock awards in excess of the deferred tax assets that were previously recorded.